Accrued liabilities and other current liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Liabilities and Other Current Liabilities
Accrued liabilities and other current liabilities consist of the following:

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Logistics expenses payables	14,625	7,663
Advances from customers	3,773	3,077
Payable for investment	2,563	2,563
Refund obligation of sales returns	1,411	3,113
Professional service fee accruals	579	1,694
Accrued advertising expenses	150	168
Others	4,223	3,826

Total	27,324	22,104